FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Due to banks	SFr 406	SFr 197
Customer deposits	3,292	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Obligation to return securities received as collateral	41,696	38,074
Trading liabilities	42,169	39,119
Short-term borrowings	8,068	11,019
Long-term debt	63,935	63,628
Other liabilities	9,001	8,624
Netting impact	(117,300)	(137,100)
Recurring basis
Liabilities
Due to banks	406	197
Customer deposits	3,292	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Obligation to return securities received as collateral	41,696	38,074
Trading liabilities	42,169	39,119
Trading liabilities, measured at net asset value per share	10	9
Short-term borrowings	8,068	11,019
Long-term debt	63,935	63,628
Other liabilities	9,001	8,624
Netting impact	(117,206)	(137,094)
Total liabilities at fair value	183,395	179,434
Total liabilities at fair value, measured at net asset value per share	10	9
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		936
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,770	6,365
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	40,015	45,041
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		2,282
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		5,567
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		863
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		662
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		1,378
Trading liabilities	7,996	9,301
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,583	5,854
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		726
Trading liabilities		3,348
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		36,696
Trading liabilities	18,950	15,164
Trading liabilities, measured at net asset value per share	10	9
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,223	14,654
Netting impact	(116,985)	(136,861)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(116,985)	(136,861)
Recurring basis | Other liabilities
Liabilities
Netting impact	(221)	(233)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	37,962	36,697
Trading liabilities	31,940	23,108
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	69,902	59,805
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		576
Trading liabilities	4,460	5,160
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,328	5,108
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		0
Trading liabilities		12
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		36,121
Trading liabilities	18,785	14,217
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,695	3,731
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	3,699	1,254
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	32	8
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,961	2,468
Level 1 | Recurring basis | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	0
Level 2 | Recurring basis
Liabilities
Due to banks	406	197
Customer deposits	2,839	3,056
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Obligation to return securities received as collateral	3,704	1,331
Trading liabilities	123,615	149,637
Short-term borrowings	7,284	10,174
Long-term debt	51,270	51,127
Other liabilities	7,881	7,379
Total liabilities at fair value	211,827	238,163
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		936
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,242	6,216
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,215	32,782
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		2,221
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		5,567
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		833
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		439
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		802
Trading liabilities	3,511	4,139
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	255	746
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		726
Trading liabilities		3,334
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		529
Trading liabilities	118	883
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	119,986	144,615
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	62,649	80,534
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	31,983	35,707
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		7,982
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	19,590	19,459
Level 2 | Recurring basis | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	5,485
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	453	455
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	30	46
Trading liabilities	3,589	3,226
Short-term borrowings	784	845
Long-term debt	12,665	12,501
Other liabilities	1,341	1,478
Total liabilities at fair value	18,862	18,551
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	528	149
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,800	12,259
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		61
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		30
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		223
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		0
Trading liabilities	25	2
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		0
Trading liabilities		2
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		46
Trading liabilities	37	55
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,527	3,169
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	189	317
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	160	100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		898
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,500	1,301
Level 3 | Recurring basis | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	1,140
Bank
Liabilities
Due to banks	406	197
Customer deposits	3,292	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Obligation to return securities received as collateral	41,696	38,074
Trading liabilities	42,171	39,132
Short-term borrowings	8,068	11,019
Long-term debt	63,027	62,622
Other liabilities	8,983	8,590
Netting impact	(117,400)	(137,400)
Bank | Recurring basis
Liabilities
Due to banks	406	197
Customer deposits	3,292	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Obligation to return securities received as collateral	41,696	38,074
Trading liabilities	42,171	39,132
Trading liabilities, measured at net asset value per share	10	9
Short-term borrowings	8,068	11,019
Long-term debt	63,027	62,622
Other liabilities	8,983	8,590
Netting impact	(117,326)	(137,408)
Total liabilities at fair value	182,471	178,407
Total liabilities at fair value, measured at net asset value per share	10	9
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		936
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,770	6,365
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	40,015	45,041
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		2,282
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		4,557
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		863
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		662
Bank | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		1,378
Trading liabilities	7,998	9,301
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,583	5,854
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		726
Trading liabilities		3,348
Bank | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		36,696
Trading liabilities	18,950	15,177
Trading liabilities, measured at net asset value per share	10	9
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,223	14,654
Netting impact	(117,105)	(137,175)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(117,105)	(137,175)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(221)	(233)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	37,962	36,697
Trading liabilities	31,940	23,121
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	69,902	59,818
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		0
Bank | Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		576
Trading liabilities	4,462	5,160
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,328	5,108
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		0
Trading liabilities		12
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		36,121
Trading liabilities	18,785	14,230
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,693	3,731
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	3,699	1,254
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	32	8
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,961	2,468
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	406	197
Customer deposits	2,839	3,056
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Obligation to return securities received as collateral	3,704	1,331
Trading liabilities	123,737	149,951
Short-term borrowings	7,284	10,174
Long-term debt	50,356	50,121
Other liabilities	7,877	7,356
Total liabilities at fair value	211,031	237,448
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		936
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,242	6,216
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,215	32,782
Bank | Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		2,221
Bank | Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		4,557
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		833
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		439
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		802
Trading liabilities	3,511	4,139
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	255	746
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		726
Trading liabilities		3,334
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		529
Trading liabilities	118	883
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	120,108	144,929
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	62,573	80,290
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	31,983	35,707
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	5,485	7,982
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	19,788	20,017
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	453	455
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	30	46
Trading liabilities	3,589	3,226
Short-term borrowings	784	845
Long-term debt	12,671	12,501
Other liabilities	1,327	1,467
Total liabilities at fair value	18,854	18,540
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt		0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	528	149
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,800	12,259
Bank | Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt		61
Bank | Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt		30
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities		223
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral		0
Trading liabilities	25	2
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral		0
Trading liabilities		2
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral		46
Trading liabilities	37	55
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,527	3,169
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	189	317
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	160	100
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,140	898
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,500	SFr 1,301